As filed with the Securities and Exchange Commission on June 30, 2006

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08219

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THE THURLOW FUNDS, INC.

(Exact name of registrant as specified in charter)

3212 JEFFERSON STREET #416

NAPA, CA 94558-3436

(Address of principal executive offices)(Zip code)

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THOMAS F. THURLOW

The Thurlow Funds, Inc.

3212 Jefferson Street #416

Napa, CA 94558-3436

(Name and address of agent for service)

1-707-252-6931

Registrant's telephone number, including area code

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Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005


ITEM 1. REPORT TO STOCKHOLDERS

THE THURLOW GROWTH FUND

ANNUAL REPORT

JUNE 30, 2005

Report of Independent Registered Public Accounting Firm

Board of Directors

The Thurlow Growth Fund

We have audited the accompanying statement of assets and liabilities of The Thurlow Growth Fund, including the schedule of investments, as of June 30, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The statement of changes in net assets for the year ended June 30, 2004 as well as the financial highlights data for the years ended June 30, 2004, June 30, 2003, June 30, 2002 and June 30, 2001 were audited by other accountants whose reports expressed unqualified opinions on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thurlow Growth Fund as of June 30, 2005, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Meyler & Company, LLC

Middletown, NJ

June 12, 2006

THE THURLOW GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

% of Net

Shares/Principal Amount                                                                   Market Value

Assets

Cash & Equivalents

142,650

First American Treasury Obligation Fund CI A

$142,695

104.58%

Interest rate 1.34% (Cost $142,695)

Total Investments (Cost - $142,695)

142,695

104.58%

Other Assets less Liabilities

    (6,254)

(4.58%)

Net Assets

$136,441

100.00%

The accompanying notes are an integral part of the financial statements.

THE THURLOW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

Assets:

Investment Securities at Market Value

(Cost - $142,695)

$   142,695

Dividends and Interest Receivable

            246

Total Assets

     142,941

Liabilities

Professional Fees

         6,500

Total Liabilities

                                              6,500

Net Assets

$   136,441

Net Assets Consist of:

Capital Paid In

$5,465,844

Accumulated Realized Loss on Investments - Net

 (5,329,403)

Net Assets, for 47,944 Shares Outstanding

$   136,441

Net Asset Value and Redemption Price

Per Share ($136,441/47,944 shares)

$          2.85

The accompanying notes are an integral part of the financial statements.

THE THURLOW GROWTH FUND

STATEMENT OF OPERATIONS

June 30, 2005

Investment Income

Dividends

$      1,476

Interest

       5,701

Total Investment Income

       7,177

Expenses:

Management Fees

      11,335

Professional Fees and Other

       5,481

Total Expenses

     16,816

Net Investment Loss

      (9,639)

Realized and Unrealized Gain/Loss on Investments:

Net Realized Gain on Investments

(86,607)

Net Unrealized Loss from Depreciation on Investments

    (51,208)

Net Realized and Unrealized Loss on Investments

  (137,815)

Net Decrease in Net Assets from Operations

$(147,454)

The accompanying notes are an integral part of the financial statements.

THE THURLOW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                    7/1/2004               7/1/2003

                                                                                                                          to                           to

                                                                                                                   6/30/2005             6/30/2004

From Operations:

Net Investment Loss

$      (9,639)

$    (25,904)

Net Realized Gain (Loss) on Investments

(86,607)

59,160

Net Unrealized  Depreciation

      (51,208)

   (220,219)

Net Decrease in Net Assets Resulting from Operations

    (147,454)

   (186,963)

From Capital Share Transactions:

Proceeds from Sale of Shares

28,800

131,952

Value of Shares Redeemed

 (1,009,484)

   (303,309)

    (980,684)

   (171,357)

Net Decrease in Net Assets

(1,128,138)

(358,320)

Net Assets

Beginning of Year

  1,264,579

  1,622,899

End of Year

$   136,441

$1,264,579

Share Transactions:

Issued

9,237

30,531

Redeemed

    (343,145)

      (72,658)

Net decrease in shares

(333,908)

(42,127)

Shares outstanding, beginning of year

     381,852

     423,979

Share outstanding, end of year

       47,944

     381,852

The accompanying notes are an integral part of the financial statements.

THE THURLOW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

1.     ORGANIZATION

The Thurlow Funds, Inc. (the “Company”) was incorporated under the laws of Maryland on April 30, 1997 and commenced operations on August 8, 1997.  The Company is a registered as a no-load, open-end, management investment company under the Investment Company Act of 1940.  The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the “Fund”).  The principal investment objective of the Fund was capital appreciation, with current income as a secondary objective. As noted in Note 6, the Fund is in the process of closing.  Accordingly, the Fund has invested all of its assets in money market instruments.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein.  Actual results could differ from those estimates.

a)

Investment Valuation – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined by management in accordance with procedures approved by the Board of Directors.

b)

Security Transactions and Investment Income- Securities transactions are recorded on the trade date.  Realized gains and losses are computed on an identified cost basis.  Interest income is recorded on the accrual basis, and includes the accretion of discounts and amortization of premiums.  Dividend income is recorded on the ex-dividend date.

c)

Income Taxes – It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. The Fund intends to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

d)

Distributions to Shareholders- Distributions from net investment income for the Fund are declared and paid annually.  Distributions from net realized capital gains, if any, are paid at least annually.  To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund’s policy not to distribute such gains.  Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications have been made to the Fund’s components of net assets to

THE THURLOW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e)

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

f)

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

g)

Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

1.

INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding U.S. Government securities and short-term investments, by the Fund for the year ended June 30, 2005 were $2,302,855 and $2,747,565, respectively. There were no purchases or sales of U.S. government obligations during the year.

At June 30, 2005, the Fund did not own any investments other than a money market fund.  The money market fund is held at one financial institution.  Therefore, there was no unrealized appreciation or depreciation at June 30, 2005.

At June 30, 2005, the cost of investments for federal income tax purposes was $142,695.

2.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.65% as applied to the Fund’s daily net assets.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. For the year ended June 30, 2005, the Fund paid $11,335 to Thurlow Capital Management for management fees.  The advisor ceased charging management fees beginning in February of 2005.

Mutual Shareholder Services serves as transfer agent and accounting services agent, U.S. Bank serves as custodian and Thurlow Capital Management serves as administrator.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, including organizational costs) exceed 1.65% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess.

THE THURLOW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

5.

LIQUIDATION OF FUND

Management at The Thurlow Funds has decided to close the Fund.  At June 30, 2005, the Fund has therefore liquidated all of its investments other than its investment in a short term money market fund. The Fund has redeemed the shares of most shareholders and anticipates complete liquidation in the near future.

THE THURLOW GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

                                                                                                                     7/1/2004               7/1/2003                 7/1/2002              7/1/2001          7/1/2000

                                                                                                                           to                          to                           to                           to                      to

                                                                                                                    6/30/2005             6/30/2004              6/30/2003             6/30/2002         6/30/2001

Net Asset Value-

Beginning of Period

$3.31

$3.83

$3.80

$5.43

$22.86

Net Investment Income (Loss)

(0.04)

(0.06)

(0.04)

(0.05)

0.04

Net Realized and Unrealized Gains (Losses)

(0.42)

(0.46)

0.07

(1.58)

(10.93)

Total from Investment Operations

(0.46)

(0.52)

0.03

(1.63)

(10.89)

Distributions from Net Realized Gains (Losses)

Return of Capital

0.00

0.00

0.00

0.00

(4.12)

Distributions from Net Realized Gain from Security

Transactions

0.00

0.00

0.00

0.00

(2.42)

Total Distributions

0.00

0.00

0.00

0.00

(6.54)

Net Asset Value -

End of Period

$2.85

$3.31

$3.83

$3.80

$5.43

Total Return

(13.90)%

(13.58)%

0.79%

(30.02)%

(55.66)%

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)

136

1,265

1,652

1,919

  3,220

Ration of Expenses to Average Net Assets

2.43%

1.90%

1.95%

2.13%

1.99%

Ration of Net Investment Income (loss) to Average Net Assets

(1.39)%

(1.59)%

(1.19)%

(1.02)%

0.37%

Ration of Net Expenses to Average Net Assets -

without fee waiver

2.43%

1.90%

1.95%

2.13%

1.99%

Ration of Net Investments Income to Average Net

Assets - without fee waiver

(1.39)%

(1.59)%

(1.19)%

(1.02)%

0.37%

Portfolio Turnover Rate

830.39%

928.36%

1485.56%

1907.35%

1342.00%

The accompanying notes are an integral part of the financial statements.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer,

    principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)  The registrant’s board of trustees has determined that Michael W. Walker and

     Nicholas J. Kovich are independent audit committee financial experts.

Michael W. Walker acquired his attributes through:

Experience as Chairman and President of Eldertrust ( A healthcare REIT)

Nicholas J. Kovich acquired his attributes through:

Experience as Managing Director, Domestic Equity Portfolio Manager for Morgan Stanley 1996-2001

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

                         Adviser

      FY 2005           $ 10,000

      FY 2004           $ 11,623

(b) Audit-Related Fees

                       Registrant  Adviser

      FY 2005            None        $ 0

      FY 2004            None      $ 975

Nature of the fees:

Post effective consent.

(c)  Tax Fees

                       Registrant  Adviser

      FY 2005             None     $ 1,600

      FY 2004             None     $ 1,971

Nature of the fees:

Preparation of Excise Tax and Form 1120RIC

(d)  All Other Fees

                       Registrant  Adviser

      FY 2005           $ N/A       $N/A

      FY 2004           $ N/A       $N/A

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

                       Registrant  Adviser

Audit-Related Fees:        0%     100%

Tax Fees:                  0%     100%

All Other Fees:            0%     100%

(f)

During audit of registrant's financial statements for the most recent fiscal year,

less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by,

or under common control with the adviser that provides ongoing services to the registrant:

                  Registrant

FY 2005            $ 0

FY 2004            $ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

        Not applicable.

(b)     EX-99.906CERT.  Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thurlow Funds Inc

By /s/Thomas F. Thurlow

* Thomas F. Thurlow

   Chairman and Chief Executive Officer

Date June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Thomas F. Thurlow

* Thomas F. Thurlow

   Chairman and Chief Executive Officer

Date June 30, 2006

By /s/Thomas F. Thurlow

* Thomas F. Thurlow

  Treasurer and Chief Financial Officer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.